Income Taxes - Reconciliation of Federal Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.50%)	(0.80%)	(0.90%)
Bank owned life insurance	(1.50%)	(1.70%)	(1.60%)
Tax credits (low income housing)	(6.30%)	(6.60%)	(6.10%)
Other	(1.30%)	(1.30%)	(1.80%)
Effective tax rate	25.40%	24.60%	24.60%